Net Loss Per Common Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Common Share
Note 15. NET LOSS PER COMMON SHARE
Basic earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all period presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.
Prior to the Business Combination, the equity structure of MSP Recovery, LLC included units which shared in the profits and losses of MSP Recovery, LLC. In reviewing the calculation of earnings per unit for periods prior to the Business Combination, the Company concluded that it resulted in values that would not be meaningful to the users of the unaudited condensed consolidated financial statements. As such, earnings per share information for the three and nine months ended September 30, 2021 has not been presented. The basic and diluted earnings per share for the three and nine months ended September 30, 2022 represent income (loss) from only the period from the Closing Date to September 30, 2022 for the Company.
The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

(In thousands except shares and per share amounts)	Three months ended September 30, 2022	Nine months ended September 30, 2022
Numerator - basic and diluted:
Net loss	$(27,060)	$(118,075)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	—	28,639
Less: Net loss attributable to the noncontrolling interest post Business Combination	$26,597	$87,685

Net loss attributable to common shareholders	$(463)	$(1,751)
Denominator - basic and diluted:
Weighed-average shares of Class A common stock outstanding	69,036,899	53,138,474
Earnings per share of Class A common stock - basic and diluted	$(0.01)	$(0.03)
Shares of the Company’s Class V common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V common stock under the two-class
method has not been presented.
In the calculation for earnings per share for the three and nine months ended September 30, 2022, the Company excluded from the calculation of diluted earnings per share 3,148,720,212 shares of Class V common stock, 3,916,725 Public Warrants outstanding, and 1,028,046,326 shares of New Warrants outstanding because their effect would have been anti-dilutive.